Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment
Summary of property and equipment

		December 31,
	Estimated Useful
	Lives	2023	2022

	(in years)	(in thousands)
Leasehold improvements	2 to 5	$463	$463
Computers and office equipment	3	83	83
Furniture and fixtures	7	93	93
Scientific equipment	7	481	481
Total		1,120	1,120
Less: Accumulated depreciation		(1,044)	(962)
Net property and equipment		$76	$158